Disclosure of detailed information about exploration and evaluation expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Exploration and evaluation assets, beginning of period	$ 2,112	$ 4,158
Acquisition costs	13,623
Impairment	0	(1,679)
Foreign exchange		(367)
Costs incurred subsequent to acquisition	31
Change in reclamation and remediation provision	(133)
Exploration and evaluation assets, end of period	15,633	2,112
Santa Rosa Property [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	988	1,130
Acquisition costs	0
Impairment		0
Foreign exchange		(142)
Costs incurred subsequent to acquisition	0
Change in reclamation and remediation provision	0
Exploration and evaluation assets, end of period	988	988
El Horcon Property [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	1,124	1,286
Acquisition costs	0
Impairment		0
Foreign exchange		(162)
Costs incurred subsequent to acquisition	0
Change in reclamation and remediation provision	0
Exploration and evaluation assets, end of period	1,124	1,124
Coricancha [Member]
Statement [Line Items]
Exploration and evaluation assets, beginning of period	0	1,742
Acquisition costs	13,623
Impairment		(1,679)
Foreign exchange		(63)
Costs incurred subsequent to acquisition	31
Change in reclamation and remediation provision	(133)
Exploration and evaluation assets, end of period	$ 13,521	$ 0